INTEREST EXPENSES, NET AND OTHER FINANCING EXPENSES, NET (Tables)	12 Months Ended
Dec. 31, 2015
INTEREST EXPENSES, NET AND OTHER FINANCING EXPENSES, NET [Abstract]
Schedule of Financing Expense
	Year ended December 31,
	2015	2014	2013
Debentures Series F accretion and amortization including accelerated accretion (see Note 13C above)	$87,973	$39,494	$13,113
Jazz Notes accretion and amortization	3,015	9,307	6,770
Jazz 2014 Exchange Agreement related financing costs, see Note 13E	--	9,817	--
Changes in fair value, (total level 3 changes in fair value as reported in Note 14D)	16,092	(1,669)	1,792
Exchange rate differences	1,056	(5,352)	4,038
Others	1,794	3,807	2,125
Other financing expense, net	$109,930	$55,404	$27,838